Related Party Transactions - Due To Related Parties (Details) - Related Party - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Due to Related Parties	$ 46,120	$ 48,735
Ocean Yield Malta Limited [Member]
Related Party Transaction [Line Items]
Due to Related Parties	46,111	48,684
Naviera Ultranav Limitada [Member]
Related Party Transaction [Line Items]
Due to Related Parties	$ 9	$ 51